Investments, at Fair Value (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Investments [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The composition of investments recorded at fair value by holder is included in the table below (in thousands):

	September 30, 2023		March 31, 2023
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$363,332	$—	$385,851
Public equity securities and option	—	4,399	4,742	8,087
Debt securities available-for-sale	—	3,077	620	76,278
Other equity securities and interests	223	86,740	—	21,643

Total investments, at fair value	$223	$457,548	$5,362	$491,859

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The composition of investments recorded at fair value by holder is included in the table below (in thousands):

	March 31, 2023		March 31, 2022
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$385,851	$—	$524,927
Public equity securities and option	4,742	8,087	13,625	56,144
Debt securities available-for-sale	620	76,278	624	77,669
Other equity securities	—	21,643	—	1,181

Total investments, at fair value	$5,362	$491,859	$14,249	$659,921

Schedule of Reconciliation of Investment Income
A reconciliation of investment income (loss), net for each of the periods presented herein is included in the table below (in thousands):

	Year Ended March 31,	Three Months Ended March 31,		Year Ended December 31,
	2023	2022	2021	2021	2020
			(unaudited)
(Loss) gain from change in NAV of alternative assets	$(54,010)	$(10,811)	$2,091	$15,534	$(17,558)
Gain on repurchase options (see Note 6)	—	—	—	—	61,664
Gain on Collateral Swap (see Note 4)	—	—	—	—	88,514

Investment (loss) income, net	$(54,010)	$(10,811)	$2,091	$15,534	$132,620

Alternative Investments
Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of September 30, 2023 and March 31, 2023, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	September 30, 2023		March 31, 2023
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Venture Capital	$160,738	$2,860	$165,933	$2,810
Private Equity	142,378	45,657	145,073	47,218
Natural Resources	27,829	4,556	27,756	5,240
Hedge Funds (1)	13,954	337	24,935	337
Private Real Estate	10,394	4,325	10,391	4,800
Other (2)	8,039	510	11,763	730

Total	$363,332	$58,245	$385,851	$61,135

Certain prior year items have been reclassified to conform with current year presentation.

(1)
As of September 30, 2023, $5.9 million of the investments in this asset class are currently redeemable with no restrictions apart from the notice period. The redemption frequency ranges from weekly to quarterly and the redemption notice period ranges from 2 to 90 days.

(2)	“Other” includes earnouts, escrow, net other assets, private debt strategies and infrastructure.

Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of March 31, 2023 and March 31, 2022, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	March 31, 2023		March 31, 2022
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Venture Capital	$165,933	$2,810	$209,912	$3,035
Private Equity	145,073	47,218	199,280	55,269
Hedge Funds (1)	24,935	337	51,974	358
Natural Resources	27,756	5,240	31,736	4,994
Private Real Estate	10,391	4,800	15,757	4,802
Other (2)	11,763	730	16,268	635

Total	$385,851	$61,135	$524,927	$69,093

Certain prior year items have been reclassified to conform with current year presentation.

(1)
As of March 31, 2023, $16.4 million of the investments in this asset class are currently redeemable with no restrictions apart from the notice period. The redemption frequency ranges from weekly to quarterly and the redemption notice period ranges from 2 to 90 days.

(2)	“Other” includes earnouts, escrow, net other assets, and private debt strategies.

Debt Securities, Available-for-Sale
The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale as of September 30, 2023 and March 31, 2023 are summarized as follows:

	September 30, 2023
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$1,452	$(1,060)	$3,077

Total available-for-sale debt securities	$2,685	$1,452	$(1,060)	$3,077

	March 31, 2023
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities (L Bonds)	$64,313	$17,433	$(7,924)	$73,822
Other debt securities	2,685	1,347	(956)	3,076

Total available-for-sale debt securities	$66,998	$18,780	$(8,880)	$76,898

The contractual maturities of available-for-sale debt securities as of September 30, 2023 and March 31, 2023 are as follows:

	September 30, 2023		March 31, 2023
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$1,687	$2,079	$66,000	$75,900
No fixed maturity	998	998	998	998

	$2,685	$3,077	$66,998	$76,898

The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale
as of March 31, 2023 and March 31, 2022 are summarized as follows:

	March 31, 2023
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities (L Bonds)	$64,313	$17,433	$(7,924)	$73,822
Other debt securities	2,685	1,347	(956)	3,076

Total available-for-sale debt securities	$66,998	$18,780	$(8,880)	$76,898

	March 31, 2022
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities (L Bonds)	$76,934	$132	$(2,771)	$74,295
Other debt securities	2,685	1,313	—	3,998

Total available-for-sale debt securities	$79,619	$1,445	$(2,771)	$78,293

The contractual maturities of
available-for-sale
debt securities as of March 31, 2023 and March 31, 2022 are as follows:

	March 31, 2023		March 31, 2022
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$66,000	$75,900	$1,687	$3,000
Due in one to five years	—	—	76,934	74,295
No fixed maturity	998	998	998	998

	$66,998	$76,898	$79,619	$78,293

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The table below indicates the length of time individual debt securities have been in a continuous loss position as of September 30, 2023 and March 31, 2023:

	September 30, 2023		March 31, 2023
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities (L Bonds):
Twelve months or longer	$—	$—	$73,822	$7,924
Other debt securities:
Less than twelve months	—	—	2,078	956
Twelve months or longer	2,079	1,060	—	—

Total available-for-sale debt securities with unrealized losses	$2,079	$1,060	$75,900	$8,880

The table below indicates the length of time individual debt securities have been in a continuous loss position as of March 31, 2023 and March 31, 2022:

	March 31, 2023		March 31, 2022
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities (L Bonds):
Less than twelve months	$—	$—	$74,295	$2,771
Twelve months or longer	73,822	7,924	—	—
Other debt securities:
Less than twelve months	2,078	956	—	—

Total available-for-sale debt securities with unrealized losses	$75,900	$8,880	$74,295	$2,771

Debt Securities, Available-for-Sale, Allowance for Credit Loss
The following table is a rollforward of credit-related losses recognized in earnings for the periods presented below:

(Dollars in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Balance, beginning of period	$31,290	$31,277	$31,290	$18,669
Increase in amounts previously recognized	—	13	—	12,621

Balance, end of period	$31,290	$31,290	$31,290	$31,290

The following table is a rollforward of credit-related OTTI recognized in earnings for the periods presented below:

(Dollars in thousands)	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
	2023	2022	2021	2020
Balance, beginning of period	$18,669	$13,726	$—	$—
Credit related OTTI not previously recognized	—	—	13,726	—
Increase in OTTI amounts previously recognized	12,621	4,943	—	—

Balance, end of period	$31,290	$18,669	$13,726	$—